Summary of Significant Accounting Policies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jan. 01, 2019	Dec. 21, 2017
Accounting Policies [Line Items]
Restricted cash	$ 243,000		$ 411,000
Allowance for doubtful accounts	0	$ 0
Lease liability	2,476,000		2,294,000
Right-of-use asset	$ 2,335,000		$ 2,276,000
Weighted average discount rate	11.00%
Revision of Prior Period, Accounting Standards Update, Adjustment
Accounting Policies [Line Items]
Decrease in accumulated deficit		(900,000)
Increase or decrease in deferred revenue		(900,000)
Decrease in revenue		(46,000)
Calculated under Revenue Guidance in Effect before Topic 606
Accounting Policies [Line Items]
Increase or decrease in deferred revenue		$ 800,000
Equipment | Minimum
Accounting Policies [Line Items]
Property plant and equipment useful life	Three years
Equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life	Five years
Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Lease liability				$ 1,500,000
Right-of-use asset				$ 1,500,000
Weighted average discount rate				11.00%
Collateral Pledged
Accounting Policies [Line Items]
Restricted cash	$ 200,000
Kalyra Pharmaceuticals, Inc.
Accounting Policies [Line Items]
Ownership percentage					25.00%